SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 5 -           SHAREHOLDERS' EQUITY

The following changes occurred during the six months ended June 30, 2020:

1.
On December 19, 2019, the Company entered into definitive agreements with certain investors to sell an aggregate of 2,720,178 ordinary shares at a purchase price of $1.75 per share in a private placement, resulting in gross proceeds of approximately $4,760, or approximately $4,730 net of issuance expenses in the amount of $30. The private placement was subject to customary closing conditions and was completed in February 2020.

2.	April and May 2020 Financings:

A.
On April 22, 2020, the Company issued to certain institutional investors in a registered direct offering an aggregate amount of 6,666,669 ordinary shares, at a purchase price of $0.60 per share and in a simultaneous private placement unregistered warrants to purchase up to an aggregate of 6,666,669 ordinary shares in a concurrent private placement (the “April  2020 Financing"). The warrants are immediately exercisable and will expire five and one-half years from the issuance date at an exercise price of $0.80 per ordinary share, subject to adjustment as set forth in the warrant agreement. The Company received gross proceeds from the registered direct offering of approximately $4,000. The Company also issued unregistered placement agent warrants to purchase up to an aggregate of 466,667 ordinary shares on the same terms as the warrants issued to the investors in the private placement, except that the placement agent warrants have a term of five years and an exercise price of $0.75 per share.

B.
On May 4, 2020, the Company issued to certain institutional investors in a registered direct offering an aggregate amount of 7,500,001 ordinary shares, at a purchase price of $0.60 per share and in a simultaneous private placement unregistered warrants to purchase up to an aggregate of 7,500,001 ordinary shares in a concurrent private placement (the “First May  2020 Financing"). The warrants are immediately exercisable and will expire five and one-half years from the issuance date at an exercise price of $0.80 per ordinary share, subject to adjustment as set forth in the warrant agreement. The Company received gross proceeds from the registered direct offering of approximately $4,500. The Company also issued unregistered placement agent warrants to purchase up to an aggregate of 525,000 ordinary shares on the same terms as the warrants issued to the investors in the private placement, except that the placement agent warrants have a term of five years and an exercise price of $0.75 per share.

C.
On May 13, 2020, the Company issued to certain institutional investors in a registered direct offering an aggregate amount of 5,000,000 ordinary shares, at a purchase price of $0.60 per share and in a simultaneous private placement unregistered warrants to purchase up to an aggregate of 5,000,000 ordinary shares in a concurrent private placement (the “Second May  2020 Financing"). The warrants are immediately exercisable and will expire five and one-half years from the issuance date at an exercise price of $0.80 per ordinary share, subject to adjustment as set forth in the warrant agreement. The Company received gross proceeds from the registered direct offering of approximately $3,000. The Company also issued unregistered placement agent warrants to purchase up to an aggregate of 350,000 ordinary shares on the same terms as the warrants issued to the investors in the private placement, except that the placement agent warrants have a term of five years and an exercise price of $0.75 per share.

The Company received total gross proceeds from the April 2020 Financing, the First May 2020 Financing and the Second May 2020 Financing of approximately $11,500, or $10,139, net of issuance expenses in the amount of $1,361.

3.	Warrants that expired during the six months ended June 30, 2020:

A.
On February 24, 2020, certain warrants to purchase 178,334 and 8,334 ordinary shares at an exercise price of $90.0 and $60.72 per share, respectively, originally issued in connection with the Company’s IPO in February 2015, expired.

B.	On May 11, 2020, certain remaining warrants to purchase 6,512 ordinary shares, originally issued in May 2010, expired.